BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Benefit Plans
BENEFIT PLANS

12. BENEFIT PLANS

SAVINGS AND PROFIT SHARING PLANS:

The Corporation sponsors a profit sharing plan and a savings plan under Section 401(K) of the Internal Revenue Code, covering substantially all salaried employees over the age of 21 with at least 12 months service. Under the savings plan, the Corporation contributes three percent of salary for each employee regardless of the employees’ contributions as well as partially matching employee contributions. In addition, the Corporation is contributing an enhanced benefit to employees who were previously in the defined benefit plan, which was discontinued in 2008. In 2011 and 2010, the enhanced benefit was approximately $830 thousand and $801 thousand, respectively. Expense for the savings plan totaled approximately $2.0 million, $1.7 million and $1.8 million in 2011, 2010 and 2009, respectively.

Contributions to the profit sharing plan are made at the discretion of the Board of Directors and all funds are invested solely in Peapack-Gladstone Corporation common stock. The aggregate contribution to the profit sharing plan was $100 thousand in each of 2011, 2010 and 2009.